EMPLOYEE BENEFIT PLANS - Pension Plan (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Suzano Prev
EMPLOYEE BENEFIT PLANS
Employer contributions	R$ 6,706	R$ 3,505